Acquisitions and disposals of subsidiaries (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about business combination [abstract]
Summary of provisional impact of acquisition
The table below summarizes the provisional impact of this acquisition on the statement of financial position and cash flows of AB InBev as of 30 June 2026:

Million US dollar	BeatBox

Non-current assets	186
Current assets	95
Current liabilities	(44)
Non-controlling interest	(86)
Assets and liabilities net of non-controlling interest	151

Goodwill on acquisition	342
Total consideration	493

Consideration to be paid	(83)
Cash acquired	(19)

Net cash outflow	390